Accrued Liabilities And Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities And Other Current Liabilities
11	ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accrued payroll and welfare	50,862	47,098	6,452
Other taxes and surcharge	20,619	14,458	1,981
Accrued reimbursement expenses	12,881	9,611	1,317
Professional service fees	1,628	231	32
Others	18,945	18,100	2,480

	104,935	89,498	12,262